Accounts receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts receivable
5.	Accounts receivable:

On August 31, 2016, Hanjin, one of the Company’s customers, filed for bankruptcy in Korea.  As a result of the bankruptcy filing, the Company wrote off $18,883,000, representing the total accounts receivable due from Hanjin as at August 31, 2016.  The Company did not record any revenue from chartering vessels to Hanjin after September 1, 2016.  The charters for all three 10000 TEU and one 4600 TEU vessels were terminated and the vessels were returned to the Company.